Disclosures on the effects of fluctuations in foreign currency exchange rates (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 115,215	$ 129,550
Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,947	44,327
Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	982	5
Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	96,903	74,450
Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	270	27
Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	12,113	10,741
Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	1,116
Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	5,903
Later than three months and not later than one year [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	10,358	36,960
Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	27,017
Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	92	70
Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,361	2,808
Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,047	4,210
Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,858	2,855
Over 1 year to 2 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	5,903
Over 1 year to 2 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 1 year to 2 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	5,903
Over 2 years to 3 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	5,903
Over 2 years to 3 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 2 years to 3 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	5,903
Over 5 years [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	5,903
Over 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	5,903
Over 5 years [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	238,571	244,413
Over 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,292	1,116
Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 237,279	243,297
Unidad de Fomento (funds code) | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Liabilities held in foreign currencies	$ 4,947	44,327
Unidad de Fomento (funds code) | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Liabilities held in foreign currencies	$ 0	$ 0
Unidad de Fomento (funds code) | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF	CLF
Liabilities held in foreign currencies	$ 0	$ 5,903
Unidad de Fomento (funds code) | Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	6,098
Unidad de Fomento (funds code) | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 1 year to 2 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	5,903
Unidad de Fomento (funds code) | Over 2 years to 3 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	5,903
Unidad de Fomento (funds code) | Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	5,903
Unidad de Fomento (funds code) | Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 237,279	243,297
Chile, Pesos | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 0	20,919
Chile, Pesos | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 0	70
Chile, Pesos | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 61,310	43,412
Chile, Pesos | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 0	0
Chile, Pesos | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 8,708	$ 10,301
Chile, Pesos | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP	CLP
Liabilities held in foreign currencies	$ 0	$ 494
Chile, Pesos | Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	20,919
Chile, Pesos | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	80	70
Chile, Pesos | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,361	2,808
Chile, Pesos | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	326	0
Chile, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,824	2,820
Chile, Pesos | Over 1 year to 2 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 2 years to 3 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 601	494
Brazil, Brazil Real | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 739	0
Brazil, Brazil Real | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 37	38
Brazil, Brazil Real | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 0	0
Brazil, Brazil Real | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 15	4
Brazil, Brazil Real | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	6	131
Brazil, Brazil Real | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Thailand, Baht | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Liabilities held in foreign currencies	$ 91	131
Thailand, Baht | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Euro Member Countries, Euro | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 243	5
Euro Member Countries, Euro | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 32,896	30,545
Euro Member Countries, Euro | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 0	3,987
Euro Member Countries, Euro | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 2,955	958
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	644	3,987
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
United Kingdom, Pounds | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	GBP
Liabilities held in foreign currencies	$ 11	6
United Kingdom, Pounds | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	GBP
Liabilities held in foreign currencies	$ 0	0
United Kingdom, Pounds | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United Kingdom, Pounds | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
India, Rupees | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	INR
Liabilities held in foreign currencies	$ 0	0
India, Rupees | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	INR
Liabilities held in foreign currencies	$ 1	1
India, Rupees | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
India, Rupees | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Mexico, Pesos | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 13	67
Mexico, Pesos | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 3	56
Mexico, Pesos | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 346	$ 1,284
Mexico, Pesos | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN	MXN
Liabilities held in foreign currencies	$ 0	$ 0
Mexico, Pesos | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3,071	56
Mexico, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	34	35
Mexico, Pesos | Over 1 year to 2 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 2 years to 3 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 65	61
Peru, Nuevos Soles | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Liabilities held in foreign currencies	$ 3	4
Peru, Nuevos Soles | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Liabilities held in foreign currencies	$ 70	70
Peru, Nuevos Soles | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Peru, Nuevos Soles | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Saudi Arabia, Riyals | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Liabilities held in foreign currencies	$ 2,541	3,054
Saudi Arabia, Riyals | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Liabilities held in foreign currencies	$ 264	27
Saudi Arabia, Riyals | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Liabilities held in foreign currencies	$ 12	866
Saudi Arabia, Riyals | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Saudi Arabia, Riyals | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Saudi Arabia, Riyals | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Argentina, Pesos | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Liabilities held in foreign currencies	$ 0	0
Argentina, Pesos | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 12	0
Japan, Yen | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	YEN
Liabilities held in foreign currencies	$ 0	$ 0
Japan, Yen | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	YEN	YEN
Liabilities held in foreign currencies	$ 0	$ 0
Japan, Yen | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Over 1 year to 2 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Over 2 years to 3 [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Over 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Over 5 years [member] | Non-current provisions for employee benefits [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 626	561
China, Yuan Renminbi | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Liabilities held in foreign currencies	$ 0	0
China, Yuan Renminbi | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Liabilities held in foreign currencies	$ 3	36
China, Yuan Renminbi | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Liabilities held in foreign currencies	$ 7	78
China, Yuan Renminbi | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
China, Yuan Renminbi | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	36
China, Yuan Renminbi | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0